SHARE CAPITAL AND RESERVES (Details)					1 Months Ended	12 Months Ended
	Nov. 06, 2023 CAD ($) $ / shares shares	Nov. 02, 2023 CAD ($) shares	Dec. 14, 2022 CAD ($) $ / shares shares	Nov. 16, 2022 CAD ($) shares	Aug. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) Options shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2022 Options shares
Disclosure of classes of share capital [line items]
Gross proceeds from issuance of shares			$ 50,000,000			$ 78,986,588				$ 52,549,677
Maximum aggregate gross proceeds					$ 100,000,000
Price per share | $ / shares			$ 8.00
Net proceeds						22,440,215				2,489,754
Professional fees						1,652,312				1,629,038
Gross proceeds on exercise of warrants										55,140
Weighted average exercise price of stock option exercised | $ / shares								$ 0.74				$ 1.76
Gross proceeds from stock options exercised						131,630				7,649,906
Warrants exercised											39,960			39,960
Weighted average exercise price of warrants exercised | $ / shares												1.38
Share issuance costs paid						$ 3,517,377				$ 3,333,880
Weighted average exercise price of stock option exercised | $ / shares								$ 0.74				$ 1.76
Number of stock options exercised							178,500		178,500				4,341,875	4,341,875
Exploration and evaluation assets
Disclosure of classes of share capital [line items]
common shares issued | shares		39,762	6,250,000	39,762
Value of shares issued during the period		$ 203,979		$ 194,834
Prospectus supplement
Disclosure of classes of share capital [line items]
Number of shares issued | shares						3,552,224	3,552,224	3,552,224	3,552,224	500,229	500,229	500,229	500,229	500,229
Gross proceeds from issuance of shares						$ 22,980,338				$ 2,549,677
ATM program
Disclosure of classes of share capital [line items]
Number of shares issued | shares						3,552,224	3,552,224	3,552,224	3,552,224	500,229	500,229	500,229	500,229	500,229
Gross proceeds from issuance of shares						$ 22,980,338				$ 2,549,677
Total proceeds from issuance of shares						25,530,015	$ 25,530,015	$ 25,530,015	$ 25,530,015
Price per share | $ / shares								$ 6.47				$ 5.10
Aggregate commission						$ 540,123				$ 59,923
Bought-deal prospectus offering
Disclosure of classes of share capital [line items]
Gross proceeds from issuance of shares	$ 56,006,250
Price per share | $ / shares	$ 7.25
Shares issued (in shares) | shares	7,725,000
Amount paid to underwriters	$ 2,357,908		$ 2,104,250
Premium received on flow-through shares issued	15,295,500		14,500,000
Share issuance costs paid	$ 2,977,254		$ 2,717,627